FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/05

Date of reporting period:                            03/31/05












                               VALLEY FORGE FUND
                  SCHEDULE OF INVESTMENTS - MARCH 31, 2005

COMMON STOCKS:                      78.88%           Shares               Value

 Basic Materials                     2.55%
  Barrick Gold Corp (Canadian)                        8,000              191,920
  Coeur D'Alene Mines Corporation *                  13,000               47,710
                                                                     ___________
                                                                         239,630
 Communications                     11.31%
  ADC Telecommunications *                          100,000              199,000
  AT&T Corp.                                         10,000              187,500
  Comcast Corp. New Class A *                        20,000              675,600
                                                                     ___________
                                                                       1,062,100
 Consumers                          24.29%
  Federal Agic Mtg Corp. Class C Non Voting          13,000              228,670
  The Home Depot Incorporated, Inc.                  10,000              382,400
  McDonalds Corp.                                    15,000              466,950
  Pep Boys - Manny, Moe & Jack                       20,000              351,600
  Supervalu Inc.                                     15,000              500,250
  Time Warner Inc. *                                 20,000              351,000
                                                                     ___________
                                                                       2,280,870

                               VALLEY FORGE FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (continued)


 Industrials                        15.83%
  Alexander & Baldwin Inc.                           10,000              412,000
  Duke Energy Corp.                                  10,000              280,100
  Hercules Incorporated *                            30,000              434,400
  General Electric Company                           10,000              360,600
                                                                      __________
                                                                       1,487,100
 Manufacturing                      13.50%%
  Abitibi Consolidated (Canadian)                    60,000              277 200
  Fedders Corp.                                      40,000              110,800
  General Motors Corp.                               15,000              440 850
  Newell Rubbernaid Inc.                             20,000              438,800
                                                                     ___________
                                                                       1,267,650
 Technology                         11.40%
  Arrow Electronics *                                10,000              253,500
  Cisco Systems *                                    25,000              447,250
  EMC Corporation *                                  30,000              369,600
                                                                     ___________
                                                                       1,070.350
                                                                     ___________
   Total Common Stocks                     (COST $ 8,450,163)        $ 7,407,700
                                                                     ___________

 SHORT TERM INVESTMENT:             15.97%
  Commerce Bank Certtificate of Deposit 3.443%s11/2009 **              1,500,000
                                                                       _________
   Total Short-Term Investment             (COST $ 1,500,000)        $ 1,500,000
                                                                     ___________
    Total Investments               94.85% (COST $ 9,950,163)          8,907,700
 Other Assets Less Liabilitits - Net 5.15%                               483,925
                                                                     ___________
    NET ASSETS                     100.00%                           $ 9,391,625
                                                                     ===========
     * Non-income producing during the year     ** Redeemable upon request
 The following note is an integral part of these unaudited financial statements



                  NOTE TO FINANCIAL STATEMENTS - MARCH 31, 2005

Investment Transactions - Purchases and sales of investment securities (excluding short-term securities) for the three months ended March 31, 2005 were $3,222,002 and $586,593 respectively.


Item 2. Controls and Procedures.

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Man-agement Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has added the additional control of requiring the signatures of either the Treasureer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund. Audi-tors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.


Item 3. Exhibits.
                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that clean operation by me for 34 years, the continuing history of certified audits and the auditors satisfaction as sta-ted in their statements of internal control exercised by the Fund, made it un-necessary to have more certifying officers. I,therefore, am responsible for es-tablishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to him by others within those entities, particu-larly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversly affect the registrrant's ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                  03/31/05
                                                      /s/ Bernard B. Klawans
                                                          President


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President
Date                                              03/31/05